Financial Instruments - Summary of Fair Value of Financial Instruments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Contingent consideration in a business combination	$ 2,699,010	$ 1,762,656	$ 1,762,656	$ 4,975,159
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration in a business combination	$ 2,699,010		$ 1,762,656	$ 4,975,159
Description of valuation technique	Discounted cash flow
Description of significant unobservable inputs	Discount rate of 25% (pre-tax) and probability adjusted revenue projections.
Description of relationship of unobservable inputs to fair value	The higher the discount rate, the lower the value. The higher the possible revenue the higher value.